Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating and Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) reinsurer	Dec. 31, 2016 USD ($)
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 385.8	$ 388.9
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	294.0
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	2.9
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	88.6
Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.3
John Hancock, The Hartford and Sun Life
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 384.5
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	3
A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 379.7
A Plus Plus or A Plus | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	288.1
A Plus Plus or A Plus | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	2.9
A Plus Plus or A Plus | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	88.5
A Plus Plus or A Plus | Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.2
B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	5.9
B Plus Plus or B Plus | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	5.9
B Plus Plus or B Plus | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
B Plus Plus or B Plus | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
B Plus Plus or B Plus | Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
Not rated
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.2
Not rated | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
Not rated | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
Not rated | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.1
Not rated | Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 0.1